Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies
Schedule of the assets, liabilities, results of operations and cash flows of the VIEs and their subsidiaries

	As of December 31,
	2023	2024
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	119,319	210,351
Restricted cash	577,121	520,588
Short-term investments	558,299	170,339
Accounts receivable, net of allowance of RMB19,140 and RMB28,404 (US$3,891) as of December 31, 2023 and 2024, respectively	570,942	537,848
Current contract assets	570,621	614,036
Other current assets	151,491	129,909
Total current assets	2,547,793	2,183,071
Non-current assets
Non-current contract assets	133,318	149,855
Intangible assets, net	174,113	149,846
Deferred tax assets	24,190	27,028
Goodwill	80,751	80,751
Other non-current assets	32,438	39,426
Total non-current assets	444,810	446,906
Total assets	2,992,603	2,629,977
LIABILITIES
Current liabilities
Insurance premium payables	591,953	537,344
Accrued expenses and other current liabilities	490,698	534,932
Amount due to related parties	—	253
Current lease liabilities	10,114	13,232
Total current liabilities	1,092,765	1,085,761
Total non-current liabilities	76,506	90,007
Total liabilities	1,169,271	1,175,768

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Operating revenue, net	2,623,738	2,331,678	2,312,629
Net income	1,210,591	697,935	676,950
Net cash provided by operating activities	1,285,615	804,351	682,317
Net cash provided by/(used in) investing activities	347,543	(681,995)	380,895
Net cash used in financing activities	—	—	—

Schedule of estimated useful life and residual value

Category	Estimated useful life	Residual value
Office furniture and equipment	5 years	5%
Computer and electronic equipment	3 years	5%
Leasehold improvements	shorter of remaining lease period and estimated useful life	Nil
Software	10 years	Nil
Office buildings	25 years	5%

Schedule of carrying amount of goodwill

	Insurance	Others	Total
	RMB	RMB	RMB
Balances at January 1, 2022	1,248	2,172	3,420
Additions	—	—	—
Balances at December 31, 2022	1,248	2,172	3,420
Additions	77,331	—	77,331
Balances at December 31, 2023	78,579	2,172	80,751
Additions	—	—	—
Balances at December 31, 2024	78,579	2,172	80,751

Schedule of redeemable non-controlling interests

	2023	2024
	RMB	RMB
Balance as of January 1	—	92,760
Acquisition of redeemable non-controlling interest	96,296	—
Net loss attributable to mezzanine equity classified as non-controlling interest	(3,536)	(16,627)
Balance as of December 31	92,760	76,133

Schedule of disaggregation of revenue

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Operating revenue
Insurance brokerage income
Short-term insurance brokerage income	1,628,902	1,381,855	1,309,432
Long-term insurance brokerage income	714,426	823,305	1,013,406
Subtotal	2,343,328	2,205,160	2,322,838
Technical service income	215,832	135,755	40,939
Crowdfunding service fees	155,803	162,683	267,650
Digital clinical trial solution income	59,456	100,496	91,066
Other revenues	27,349	26,613	49,328
Total	2,801,768	2,630,707	2,771,821

Schedule of contract assets

	December 31,	December 31,
	2023	2024
	RMB	RMB
Contract assets	707,636	773,790
Less: Allowance for uncollectible accounts	(382)	(605)
Total	707,254	773,185

Schedule of allowance for uncollectible accounts

	As of December 31,
	2023	2024
	RMB	RMB
Balance at beginning of year	—	(382)
Impact of adoption of ASC 326	(185)	—
Addition	(197)	(223)
Balance at end of the year	(382)	(605)

Schedule of concentration of credit risk

	Year Ended December 31,
	2022		2023		2024
	RMB	%	RMB	%	RMB	%
Customer A	320,660	11.44%	*	*	*	*
Customer B	357,202	12.75%	*	*	*	*

	As of December 31,
	2023		2024
	RMB	%	RMB	%
Customer C	168,394	12.02%	*	*
Customer D	*	*	234,744	15.76%